Komatsu Ltd. Shareholders' Equity - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Stockholders Equity Note [Line Items]
Increase in capital surplus in case of applying certain US practices	¥ 103,189
Number of shares owned by affiliated companies	1,092,000	1,092,000
Percentage of shares owned by affiliated companies	0.11%	0.11%
Acts provision for Retained Earnings Appropriated for Legal Reserve		10.00%
Percentage of capital surplus and legal reserve to common stock		25.00%
Shareholder equity available for dividend under the Act	340,851
Payment Of cash dividend	22,880
Cash dividend record date	Mar. 31, 2013
Stock purchased and retired, shares		15,613,800
Stock purchased, values		29,997
Multiplying factor for purchase price	The purchase price is the amount calculated by taking the average of the closing prices applicable to ordinary transactions of shares of the Company on the Tokyo Stock Exchange on all days for a month immediately preceding the month in which the date of grant of the right falls and multiplying by 1.05, provided that the exercise price shall not be less than the closing price of the shares of the Company on the Tokyo Stock Exchange on the date of the grant.
Multiplying factor of per share purchase price	1.05
Exercise price of treasury shares granted to directors and certain employees and certain directors of subsidiaries	¥ 1	¥ 1	¥ 1
Number of share acquisition rights issued	2,555	2,529	558
Percentage of options vested on grant date	100.00%	100.00%	100.00%
Number of shares to be issued for one share acquisition rights			100
Compensation expense recorded in selling, general and administrative under fair value method	500	771	137
Intrinsic values of options exercised	632	519	199
Treasury stock
Stockholders Equity Note [Line Items]
Stock retired, values		¥ 22,218
Director
Stockholders Equity Note [Line Items]
Number of share acquisition rights issued	843	872	210
Percentage of options vested on grant date	100.00%	100.00%	100.00%